Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (2012 Plan [Member], USD $)	12 Months Ended
Dec. 31, 2014
November 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	2.31%
Contractual term	10 years
Volatility	61.70%
Dividend yield	0.00%
Exercise price	$ 0.0327
October 10, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	3.09%
Contractual term	10 years
Volatility	54.40%
Dividend yield	0.00%
Exercise price	$ 0.1404
March 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	3.25%
Contractual term	10 years
Volatility	53.70%
Dividend yield	0.00%
Exercise price	$ 0.1404
October 29, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	2.44%
Contractual term	10 years
Volatility	57.50%
Dividend yield	0.00%
Exercise price	$ 0.0002